Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies
Summary of future minimum lease payments under the existing leases

Year Ending December 31,	March 31, 2020
(in thousands)
2020 (remaining nine months)	$3,106
2021	4,093
2022	4,016
2023	4,069
2024	3,730
Thereafter	3,602
Total lease payments	22,616
Less: imputed interest	(2,768)
Total operating lease liability	$19,848

Year Ending December 31,	December 31, 2019
(in thousands)
2020	$3,819
2021	3,774
2022	3,785
2023	3,839
2024	3,712
Thereafter	3,606
Total	$22,535